Restricted short-term deposits (Schedule of restricted short-term deposits) (Details) ¥ in Thousands, $ in Thousands		Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)
Restricted short-term deposits [Abstract]
Pledge short-term deposits for one pending litigation	[1]		¥ 110,000	¥ 100,000
Pledge short-term deposits for bank borrowing facilities	[2]		279,221
Restricted short-term deposits		$ 60,085	¥ 389,221	¥ 100,000

[1]	As of December 31, 2014 and 2015, the Group had restricted short-term deposits balance of RMB100 million and RMB 110 million representing pledged deposit for one pending litigation in which the Group is the claimant and has applied to the court to freeze the assets of the defendant. Pursuant to relevant PRC laws and regulations, the Group had to deposit a certain amount of cash as pledged deposit in order to submit the application to the court requesting to freeze the defendant's assets.
[2]	As of December 31, 2015, the Company had offshore restricted short-term deposits balance set aside for a period of 12 months or less of approximately RMB279 million for bank borrowing facilities.